Offsets	Feb. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	NatWest Group plc
Form or Filing Type	F-3
File Number	333-251220
Initial Filing Date	Dec. 22, 2021
Fee Offset Claimed	$ 88,065.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	950,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 950,000,000
Termination / Withdrawal Statement	The Registrant previously filed a registration statement on Form F-3 (File No. 333-251220) filed on December 9, 2020 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on December 22, 2021 (the "2020 Registration Statement"), for which the Registrant paid an aggregate registration fee of $1,297,800 to register $14,000,000,000 maximum aggregate offering price of unallocated securities. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-261837), initially filed on December 22, 2021, amended by Pre-Effective Amendment No. 1 filed on January 10, 2022 and declared effective on January 11, 2022 (the "2022 Registration Statement"), which included, pursuant to Rule 415(a)(6) under the Securities Act, $14,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2020 Registration Statement. The 2022 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $950,000,000 of unallocated securities (the "Unsold Securities"). This unused amount results in an available fee offset of $88,065 (the "Remaining Fee Offset"). Pursuant to Rule 457(p) under the Securities Act, the Remaining Fee Offset that has already been paid and remains unused is being applied to the filing fees payable in connection with this prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	NatWest Group plc
Form or Filing Type	F-3
File Number	333-251220
Filing Date	Dec. 22, 2021
Fee Paid with Fee Offset Source	$ 88,065.00